Insurance and reinsurance contracts - Effect of insurance contracts initially recognised (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance
Effect of insurance contracts initially recognised
Profitable contracts issued	$ 0	$ 0
Onerous contracts issued	12	7
New contracts in the year	12	7
Insurance | Insurance acquisition cash flows
Effect of insurance contracts initially recognised
Profitable contracts issued	5,030	4,493
Onerous contracts issued	95	95
New contracts in the year	5,125	4,588
Insurance | Claims and other directly attributable expenses
Effect of insurance contracts initially recognised
Profitable contracts issued	21,314	19,655
Onerous contracts issued	781	592
New contracts in the year	22,095	20,247
Insurance | Estimate of present value of expected future cash outflows
Effect of insurance contracts initially recognised
Profitable contracts issued	26,344	24,148
Onerous contracts issued	876	687
New contracts in the year	27,220	24,835
Insurance | Estimate of present value of expected future cash inflows
Effect of insurance contracts initially recognised
Profitable contracts issued	(29,126)	(26,861)
Onerous contracts issued	(864)	(683)
New contracts in the year	(29,990)	(27,544)
Insurance | Risk adjustment for non-financial risk (RA)
Effect of insurance contracts initially recognised
Profitable contracts issued	309	312
Onerous contracts issued	0	3
New contracts in the year	309	315
Insurance | Contractual service margin (CSM)
Effect of insurance contracts initially recognised
Profitable contracts issued	2,473	2,401
New contracts in the year	2,473	2,401
RI
Effect of insurance contracts initially recognised
Onerous contracts issued	(2)	(1)
New contracts in the year	(2)	(1)
RI | Estimate of present value of expected future cash outflows
Effect of insurance contracts initially recognised
Profitable contracts issued	1,610	2,329
New contracts in the year	1,610	2,329
RI | Estimate of present value of expected future cash inflows
Effect of insurance contracts initially recognised
Profitable contracts issued	(1,523)	(2,338)
Onerous contracts issued	(2)	(1)
New contracts in the year	(1,525)	(2,339)
RI | Risk adjustment for non-financial risk (RA)
Effect of insurance contracts initially recognised
Profitable contracts issued	(16)	(5)
New contracts in the year	(16)	(5)
RI | Contractual service margin (CSM)
Effect of insurance contracts initially recognised
Profitable contracts issued	(71)	14
New contracts in the year	$ (71)	$ 14